SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Total Revenue streams	$ 1,547	$ 1,572	[1]	$ 4,254	$ 3,957	[1]
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total Revenue streams	1,335	1,418		3,668	3,649
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Total Revenue streams	$ 212	$ 154		$ 586	$ 308

[1]	Reclassified due to discontinued operations.